SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                         Pre-Effective Amendment No. / /

                      Post-Effective Amendment No. 16 / X /

                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT / /
                                     OF 1940

                             Amendment No. 17 / X /

                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700

     Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed  that this filing will become  effective:
/ /  immediately  upon filing  pursuant to paragraph (b)
/X/on  (January 1, 2001) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/_/ on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/_/this  post-effective   amendment  designates  a  new  effective  date  for  a
previously filed post-effective amendment.

                        Monteagle Opportunity Growth Fund



                        Prospectus dated January 1, 2001


                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203
                                 (800) 459-9084









The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                            PAGE


RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS............................................................

FOR MORE INFORMATION..................................................BACK COVER

RISK/RETURN SUMMARY


Investment Objective
      The investment objective of the Monteagle Opportunity Growth Fund is long term growth of capital.

Principal Strategies
      The Fund seeks to achieve its objective by investing in "growth stocks." These are stocks that the Fund's adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market.
These are the "Informed Investors."

      Common sense suggests that the Informed Investors of the corporate world are far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position to gauge the long term effects certain publicly disclosed information or developments may have on the future price of their company's stock. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by Informed Investors or changes in the company's fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company.

      The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations, at the time of purchase, of $1 billion or more). Although the Fund will not concentrate in any one industry, it is anticipated that the Fund's portfolio will focus on a small, select group of industries ("growth industries") which the Fund's adviser believes offer superior growth opportunities based on overall economic trends. The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund. The Fund may also have a high level of portfolio turnover.

Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Volatility Risk. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.
o Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.


o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

o Portfolio Turnover Risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax o purposes. These factors may negatively affect performance.

o The Fund has limited operating history and the Fund's investment manager has no prior experience managing the assets of a mutual fund.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o        The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be a suitable investment for:
o long term investors seeking a fund with a growth investment strategy o investors who can tolerate the greater risks associated with common stock investments o investors willing to accept greater price fluctuations than typically found with a common stock mutual fund

General
      The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

      The investment objective and strategies of the Fund may be changed without shareholder approval.

How the Fund has Performed


         The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

(Total Return as of December 31)

[insert bar chart]

     During the period shown, the highest return for a quarter was [ ]% ([ ] quarter, 2000; and the lowest return was [ ]% ([ ] quarter, 2000).

Average Annual Total Returns for the periods ended 12/31/00:

                              One Year                   Since Inception1
The Fund                      [     ]%                      [     ]%
_________ Index               [     ]%                      [     ]%

1December 20, 1999.

                          FEES AND EXPENSES OF THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                            NONE
Maximum Deferred Sales Charge (Load)                                        NONE
Redemption Fee                                                              NONE

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                             1.27%
Distribution and/or Service (12b-1) Fees                                    NONE
Other Expenses                                                             0.00%
Total Annual Fund Operating Expenses                                       1.27%


Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


                           1 Year     3 Years  5 Years  10 Years

                         $----        $---      $---      $---


                                HOW TO BUY SHARES

Initial Purchase
      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o        a check made payable to the Fund;

      Mail the application and check to:

U.S. Mail:      Monteagle Opportunity Growth Fund               Overnight:       Monteagle Opportunity Growth Fund
                c/o Unified Fund Services, Inc.                                  c/o Unified Fund Services, Inc.
                P.O. Box 6110                                                    431 North Pennsylvania Street
                Indianapolis, Indiana  46206-6110                                Indianapolis, Indiana  46204

By Wire
      You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800)-459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Monteagle Opportunity Growth Fund
      D.D.A.# 821637709
      Fund Name ___________________         (write in fund name)
      Account Name _________________        (write in shareholder name)
      For the Account # ______________      (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments
      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain: o your name o the name of your account(s), o your account number(s), o the name of the Fund o a check made payable to the Fund Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800) 459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

      An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


U.S. Mail:      Monteagle Opportunity Growth Fund               Overnight:       Monteagle Opportunity Growth Fund
                c/o Unified Fund Services, Inc.                                  c/o Unified Fund Services, Inc.
                P.O. Box 6110                                                    431 North Pennsylvania Street
                Indianapolis, Indiana  46206-6110                                Indianapolis, Indiana  46204


      Proper form means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (800) 459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes


      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.


      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to T.H Fitzgerald Jr. (d/b/a T.H. Fitzgerald & Co.). Nashville Capital was formed in 1986 and, as of January 1, 2001, managed assets of approximately $____ million for financial institutions.

     The Fund is authorized to pay the investment manager an annual fee equal to 1.35% of net assets up to and including $25 million, 1.30% of net assets from $25 million up to and including $50 million, 1.18% of net assets from $50 million up to and including $100 million, and 1.10% of net assets over $100 million.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      During the period December 20, 1999 (commencement of operations) through August 31, 2000 the Fund paid the investment manager a fee equal to [ ]% of its average daily net assets.

     The investment manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.), 180 Church Street, Naugatuck, CT 06770, to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since its founding in 1959. In 1982, Mr. Fitzgerald accepted his first institutional investment management account, a Fortune 500 corporate pension plan. Since then, he has directed the firm's resources exclusively to the management of large institutional accounts and, as of January 1, 2001, managed nearly $____ million. T.H. Fitzgerald accepts no individual or private accounts, regardless of size. The Monteagle Opportunity Growth Fund offers the individual investor with access to the firms proprietary "Informed Investors" strategy. Mr. Fitzgerald has been primarily responsible for the day to day management of the Fund since inception. Nashville Capital has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25% million up to $50 million, 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater.

The Adviser's Prior Performance

     The adviser has been managing equity accounts for its clients since 1982. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the adviser in managing such accounts, as compared to the S&P 500 Index. T. H. Fitzgerald, Jr., the person responsible for the performance below, is also responsible for the investment management of the Fund.

         The performance of the accounts managed by the adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses (including management fees), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary.


                               Average Annual Returns**

                               THF Managed
                               Accounts*                  S&P 500 Index*

One year                        _____%                    _____%
Three years                     _____%                    _____%
Five years                      _____%                    _____%
Ten year                        _____%                    _____%

      *Average Annual Returns for the periods ended December 31, 1999 for the managed accounts and S&P 500 Index are calculated using calculations which differ from the standardized SEC calculation.

                                  T. H. Fitzgerald & Co. Managed Accounts -
        Growth of $10,000 invested January 1, 1990 to December 31, 1999** [insert bar Chart]

      **The Adviser's total returns by year were as follows: 1990 -4.98%, 1991 38.35%, 1992 14.67%, 1993 17.60%, 1994 -1.21%, 1995 35.46%, 1996 19.30%,
      1997 27.97%,  1998 5.34%,  and 1999  132.24%.  The  adviser's  performance figures reflect the use of time-weighted cash flows and dollar-weighted average annualized total returns for the adviser's equity accounts having objectives substantially similar to the Fund. The composite includes all fee-paying, discretionary, individual stock portfolios. Other accounts of the adviser are excluded from the composite because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures reflected are net of all expenses, including transaction costs and commissions, and have been adjusted to reflect the Fund's estimated management fee as it appeared in the Fund's initial Prospectus.. Results include the reinvestment of dividends and capital gains. Complete performance presentation notes are available from the investment manager on request.

      The S&P 500 Index returns by year were as follows: 1990 -3.14%, 1991 30.45%, 1992 7.62%, 1993 10.09%, 1994 1.27%, 1995 37.53%, 1996 22.99%,
      1997  33.34%,  1998  28.57%,  and  1999  21.03%.  The S&P 500  Index is an
      unmanaged capitalization-weighted index of 500 stocks, and performance figures reflect the reinvestment of dividends and capital gains. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.



                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.




Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                                    $  10.00
                                                                  --------------
Income from investment operations
   Net investment loss
                                                                          (0.04)
   Net realized and unrealized gain
                                                                            1.25
                                                                  --------------
                                                                  --------------
Total from investment operations
                                                                            1.21
                                                                  --------------
Less Distributions
   From net investment income                                               0.00
   From net realized gain                                                   0.00
                                                                  --------------
                                                                  --------------
Total Distributions                                                         0.00
                                                                  --------------

Net asset value, end of period                                          $  11.21
                                                                  ==============

Total Return (a)                                                          12.10%

Ratios and Supplemental Data
Net assets, end of period (000)                                         $ 75,102
Ratio of expenses to average net assets                                1.27% (b)
Ratio of net investment income to
   average net assets                                                (0.53)% (b)
Portfolio turnover rate                                              605.41% (b)

(a)  For period of less than a full year, total return is not annualized.
(b)  Annualized

                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at (800)-459-9084 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-09541




                              Monteagle Value Fund



                        Prospectus dated January 1, 2001


                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203
                                 (800) 459-9084










The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS............................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective
      The investment objective of the Monteagle Value Fund is long term growth of capital.

Principal Strategies
      As a value oriented manager, the Fund's adviser takes a long term (or "buy and hold") approach to managing the Fund's portfolio. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalization's of $1 billion or more) that the Fund's adviser believes are undervalued based on value characteristics such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index. The adviser will sell a stock when it believes that the stock is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

Principal Risks of Investing in the Fund

o Management Risk. The adviser's value-oriented approach may fail to produce the intended results.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

o Volatility Risk. Common stocks tend to be more volatile than other investment choices.


o Value Style Risk. The Fund invests in a style that emphasizes "value stocks." The market may not agree with the adviser's determination that a stock is undervalued, and the stock's price may not increase to what the adviser believes is its full value. It may even decrease in value.


o Portfolio Turnover Risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect performance.


o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund has limited operating history and neither the Fund's investment manager nor the Fund's adviser has prior experience managing the assets of a mutual fund.
o        The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is    the Fund right for You? The Fund may be suitable for:
o long term investors seeking a fund with a value investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the greater risks associated with common stock investments

General
      The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

      The investment objective and strategies of the Fund may be changed without shareholder approval.

How the Fund has Performed


         The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.


(Total Return as of December 31)

[insert bar chart]

     During the period shown, the highest return for a quarter was [ ]% ([ ] quarter, 2000; and the lowest return was [ ]% ([ ] quarter, 2000).

Average Annual Total Returns for the periods ended 12/31/00:

                                 One Year                   Since Inception1
The Fund                         [     ]%                     [     ]%
_________ Index                  [     ]%                     [     ]%

1December 20, 1999.

                          FEES AND EXPENSES OF THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                       NONE
Maximum Deferred Sales Charge (Load)                                   NONE
Redemption Fee                                                         NONE

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                        1.35%
Distribution and/or Service (12b-1) Fees                              NONE
Other Expenses                                                        0.01%
Total Annual Fund Operating Expenses                                  1.36%

Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                  1 Year           3 Years  5 Years  10 Years

                 $----            $---         $---    $---


                                HOW TO BUY SHARES

Initial Purchase
      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o        a check made payable to the Fund;

      Mail the application and check to:

U.S. Mail:        Monteagle Value Fund                                 Overnight:       Monteagle Value Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                         431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                             Indianapolis, Indiana  46204

      By Wire
      You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Monteagle Value Fund
         D.D.A.# 821637709
         Fund Name ____________________     (write in fund name)
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments
      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain: o your name o the name of your account(s), o your account number(s), o the name of the Fund o a check made payable to the Fund Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800) 459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

      An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


U.S. Mail:        Monteagle Value Fund                                 Overnight:       Monteagle Value Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                         431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                             Indianapolis, Indiana  46204


      Proper form means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (800) 459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

       The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1986 and, as of October 1, 2000, managed assets of approximately $[ ] million for financial institutions.

     The Fund is authorized to pay the investment manager an annual fee equal to 1.35% of net assets up to and including $25 million, 1.25% of net assets from $25 million up to and including $50 million, 1.10% of net assets from $50 million up to and including $100 million, and 1.00% of net assets over $100 million.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      During the period December 20, 1999 (commencement of operations) through August 31, 2000 the Fund paid the investment manager a fee equal to [ ]% of its average daily net assets.

      The investment manager has retained Robinson Investment Group, Inc., 5301 Virginia Way, Suite 150, Brentwood, TN 37027, to serve as the adviser to the Fund. The firm was founded in 1996 by Russell L. Robinson and, as of January 1, 2001, managed assets of approximately $[ ] million for individuals, financial institutions, pension plans, corporations and other business entities. Mr. Robinson has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of the investment manager, Nashville Capital Corporation, from 1990 to 1996. Mr. Robinson has been primarily responsible for the day-to-day management of the Fund since its inception. Nashville Capital has agreed to pay Robinson Investment Group an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25% million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                                    $  10.00
                                                                  --------------
Income from investment operations
   Net investment income
   Net realized and unrealized gain
                                                                            1.60
                                                                  --------------
                                                                  --------------
Total from investment operations
                                                                            1.66
                                                                  --------------
Less Distributions
   From net investment income                                               0.00
   From net realized gain                                                   0.00
                                                                  --------------
                                                                  --------------
Total Distributions                                                         0.00
                                                                  --------------
Net asset value, end of period                                          $  11.66
                                                                  ==============

Total Return (a)                                                          16.60%

Ratios and Supplemental Data
Net assets, end of period (000)                                         $ 19,734
Ratio of expenses to average net assets                                1.36% (b)
Ratio of net investment income to
   average net assets                                                  0.77% (b)
Portfolio turnover rate                                              375.67% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized



                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at (800) 459-9084 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.











Investment Company Act #811-09541





                            Monteagle Large Cap Fund



                        Prospectus dated January 1, 2001


                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203
                                 (800) 459-9084










The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS............................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective
      The investment objective of the Monteagle Large Cap Fund is long term growth of capital.

Principal Strategies
      The Fund will invest at least 65% of its assets in common stocks of large capitalization U.S. companies (those with market capitalizations above $15 billion) that the Fund's adviser believes exhibit a history of increasing earnings. The adviser first analyzes various industrial sectors to select the industry groups in which the Fund will focus its investments. The adviser considers such factors as economic trends and earnings growth prospects when selecting the industries in which the Fund will focus. The adviser then ranks individual stocks in each industrial group based on certain factors, such as:
(1)      expected earnings growth;
(2)      analysts' earnings estimates for the next fiscal year;
(3)      return on equity;
(4)      stability of earnings growth in the past 5 years; and
(5)      relative price-to-earnings multiple.

      The Fund will invest at least 65% of its assets in large capitalization companies.

      The Fund may sell a stock if, in the adviser's opinion:
o stock appreciation has caused the stock to become too large a position in the portfolio; o the fundamental price objective has been achieved; o the company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or
o some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Index or the company's industry group.

Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results.

o Company Risk is the risk that the Fund might decrease in value in response to the activities and financial prospects of an individual company.

o Market Risk is the risk that the Fund might decrease in value in response to general market and economic conditions.

o Volatility Risk means that common stocks tend to be more volatile than other investment choices.


o Sector Risk If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.


o The Fund has limited operating history and neither the Fund's investment manager nor the Fund's adviser has prior experience managing the assets of a mutual fund.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o        The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be a suitable investment for:
o long term investors seeking a fund with a growth investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the greater risks associated with common stock investments

General
      The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

      The investment objective and strategies of the Fund may be changed without shareholder approval.

How the Fund has Performed


      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one calendar year of operations.


                          FEES AND EXPENSES OF THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                       NONE
Maximum Deferred Sales Charge (Load)                                   NONE
Redemption Fee                                                         NONE

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                        1.25%
Distribution and/or Service (12b-1) Fees                               NONE
Other Expenses                                                        0.02%
Total Annual Fund Operating Expenses                                  1.27%

Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                           1 Year       3 Years  5 Years  10 Years

                           $----         $---     $---       $---

                                HOW TO BUY SHARES

Initial Purchase
      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the Fund;

      Mail the application and check to:

U.S. Mail:        Monteagle Large Cap Fund                    Overnight:        Monteagle Large Cap Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                         431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                             Indianapolis, Indiana  46204

      By Wire
      You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800)-459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Monteagle Large Cap Fund
      D.D.A.# 821637709
      Fund Name ___________________         (write in fund name)
      Account Name _________________        (write in shareholder name)
      For the Account # ______________      (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments
      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain: o your name o the name of your account(s), o your account number(s), o the name of the Fund o a check made payable to the Fund Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800)-459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

      An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


U.S. Mail:        Monteagle Large Cap Fund                    Overnight:        Monteagle Large Cap Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                         431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                             Indianapolis, Indiana  46204


         Proper form means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (800)-459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800)-459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe and Rusling, Inc. Nashville Capital was formed in 1986 and, as of January 1, 2001, managed assets of approximately $[ ] million for financial institutions.

     The Fund is authorized to pay the investment manager an annual fee equal to 1.25% of net assets up to and including $25 million, 1.13% of net assets from $25 million up to and including $50 million, 1.00% of net assets from $50 million up to and including $100 million, and 0.95% of net assets over $100 million.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      During the period January 1, 2000 (commencement of operations) through August 31, 2000 the Fund paid the investment manager a fee equal to [ ]% of its average daily net assets.

      The investment manager has retained Howe and Rusling, Inc., 120 East Avenue, Rochester, NY 14604, to serve as the adviser to the Large Cap Fund. The firm was established in 1930 and has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1940. As of January 1, 2001, the firm had approximately $[ ] million in assets under management. The firm serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. The Howe and Rusling Investment Committee is primarily responsible for the day-to-day management of the Funds. Nashville Capital has agreed to pay Howe and Rusling an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25% million up to $50 million, and 0.25% of net assets of $50 million and greater.

The Adviser's Prior Performance


      Howe and Rusling has been managing accounts with investment objectives, policies and strategies substantially similar to those of the Fund since 1990. The performance of those accounts appears below. The data is provided to illustrate past performance of the adviser in managing such accounts, as compared to the S&P 500 Index. The Howe & Rusling Investment Committee is responsible for the performance of the "Managed Accounts" below as well as the investment management of the Fund.

      The performance of the accounts managed by the adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary.

                            Average Annual Returns**

                            H&R Managed
                            Accounts*                  S&P 500 Index*

One year                    _____%                     _____%
Three years                 _____%                     _____%
Five years                  _____%                     _____%
Ten years                   _____%                     _____%

      *Average Annual Returns for the periods ended December 31, 1999 for the managed accounts and the S&P 500 Index are calculated using calculations which differ from the standardized SEC calculation.

                                              Howe & Rusling Managed  Accounts -
                              Growth of $10,000 invested January 1, 1990 to December 31, 1999**


[insert bar chart]



      **The adviser's total returns by year were as follows: 1991 22.00%, 1992 7.74%, 1993 8.64%, 1994 -3.08%, 1995 27.30%, 1996 31.43%, 1997 31.18%,
      1998 24.54%, and 1999 14.37%. The adviser's performance figures reflect the use of time-weighted cash flows and dollar-weighted average annualized total returns for the adviser's equity accounts having objectives substantially similar to the Fund. For an account to be included in the composite, it must be non-taxable, have a value of at least $200,000 and have been managed on a fully discretionary basis for at least 6 months. Other accounts of the adviser are excluded from the composite because the nature of those accounts make them inappropriate for purposes of comparison. Compound annual rates of return are supplementary information that represent the cumulative portfolio return expressed on an annualized basis over the period presented. Performance for periods of less than one year is not annualized. Security valuations are on a trade date basis and accrual accounting is used for interest and dividends. Leverage is not used in the accounts as a form of management. The U.S. dollar is the currency used to express performance. Performance figures reflected are net of all expenses, including transaction cost and commissions, and have been adjusted to reflect the Fund's estimated management fee as it appeared in the Fund's initial Prospectus. Results include the reinvestment of dividends and capital gains. Complete performance presentation notes are available from the investment manager on request.

             The S&P 500 Index returns by year were as follows: 1990 -3.14%, 1991 30.45%, 1992 7.62%, 1993 10.09%, 1994 1.27%, 1995 37.53%, 1996
      22.99%,  1997 33.34%, 1998 28.57%, and 1999 21.03%. The S&P 500 Index is a
      capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index was developed with a base level of 10 for the 1941-43 base period. Returns for the S&P 500 Index assume the reinvestment of dividends and capital gains and do not reflect the deduction of transaction costs or expenses, including management fees.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



Financial Highlights for the period January 18, 2000
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                                    $  10.00
                                                                 ---------------
Income from investment operations
   Net investment income (loss)                                             0.01
   Net realized and unrealized gain (loss)                                (0.09)
                                                                 ---------------
Total from investment operations                                          (0.08)
                                                                 ---------------
Less Distributions
  From net investment income                                                0.00
  From realized gain                                                        0.00
                                                                 ---------------
                                                                 ---------------
Total distributions                                                         0.00
                                                                 ---------------
Net asset value, end of period                                          $   9.92
                                                                 ===============

Total Return                                                         (0.80)% (a)

Ratios and Supplemental Data
Net assets, end of period (000)
Ratio of expenses to average net assets                                1.27% (b)
Ratio of net investment income to
   average net assets                                                  0.10% (b)
Portfolio turnover rate                                               68.00% (b)


(a)  For a period of less than a full year, total return is not annualized.
(b)  Annualized

                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at (800)-459-9084 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-09541






                           Monteagle Fixed Income Fund



                        Prospectus dated January 1, 2001


                         209 10th Ave. South, Suite 332
                           Nashville, Tennessee 37203
                                 (800) 459-9084










The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

FINANCIAL HIGHLIGHTS ...........................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective
      The investment objective of the Monteagle Fixed Income Fund is total return.


Principal Strategies
      The Fund invests primarily in investment grade intermediate term fixed income securities. These include U.S. Government securities, securities issued by agencies of the U.S Government and taxable municipal bonds. The Fund may also invest in lower rated corporate debt securities (rated at least A-3 by Moody's or A- by Standard & Poor's) if, in the judgement of the Fund's adviser, the expected return is sufficient to outweigh the additional risk compared to U.S. Government securities.


      The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. The adviser will actively manage the portfolio and, based on its assessment of market conditions, either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade. For this purpose, the adviser will use its proprietary "Bond Market Watch" model to evaluate macroeconomic indicators and based on this evaluation, attempt to anticipate interest rate changes. The Fund's adviser seeks to reduce interest rate risk by maintaining an average maturity of the bonds and notes (on a dollar weighted basis) of between three and eight years. The Fund will invest at least 65% of its assets in fixed income securities.

      The Fund may sell a security if, in the adviser's opinion:

o an interest rate change is expected to occur and the Fund's adviser seeks to lengthen or shorten the duration of the Fund

o a sector of the market has become less attractive for total return compared to another sector o a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security

o a security receives a rating upgrade that positively impacts the market value of the security and the Fund's adviser wishes to capture the appreciation

Principal Risks of Investing in the Funds

o    Management  risk.
  The strategy used by the Fund's adviser may fail to produce the intended results.

o Interest Rate Risk. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities.

o Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o Credit Risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
o Government Risk. It is possible that the U.S. Government would not provide financial support to its agencies if it is not required to do so by law. If a U.S. Government agency in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.

o The U. S. Government's guarantee of ultimate payment of principal and timely payment of interest on the U. S. Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund has limited operating history and neither the Fund's investment manager nor the Fund's adviser has prior experience managing the assets of a mutual fund.
o        The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be a suitable investment for:

o long term investors seeking a fund with an income and capital appreciation strategy o investors seeking to diversify their holdings with bonds and other fixed income securities o investors seeking higher potential returns than a money market fund o investors willing to accept price fluctuations in their investments

General
      The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

      The investment objective and strategies of the Fund may be changed without shareholder approval.

How the Fund has Performed


         The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

(Total Return as of December 31)

[insert bar chart]

     During the period shown, the highest return for a quarter was [ ]% ([ ] quarter, 2000; and the lowest return was [ ]% ([ ] quarter, 2000).

Average Annual Total Returns for the periods ended 12/31/00:

                                One Year                   Since Inception1
The Fund                        [     ]%                       [     ]%
_________ Index                 [     ]%                       [     ]%

1December 20, 1999.


                          FEES AND EXPENSES OF THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                               Fixed Income
Shareholder Fees                                                       Fund
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                       NONE
Maximum Deferred Sales Charge (Load)                                   NONE
Redemption Fee                                                         NONE

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fee                                                         1.15%
Distribution and/or Service (12b-1) Fees                               NONE
Other Expenses                                                         0.00%
Total Annual Fund Operating Expenses                                   1.15%

Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                     1 Year    3 Years  5 Years  10 Years

                    $----      $---      $---     $---


                                HOW TO BUY SHARES
Initial Purchase
      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the Fund;

      Mail the application and check to:

U.S. Mail:        Monteagle Fixed Income Fund                 Overnight:        Monteagle Fixed Income Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                         431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                             Indianapolis, Indiana  46204

      By Wire
      You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Monteagle Fixed Income Fund
         D.D.A.# 821637709
         Fund Name ____________________     (write in fund name)
         Account Name _________________     (write in shareholder name)
         For the Account # _______________  (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments
      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Fund

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800) 459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

      An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


U.S. Mail:      Monteagle Fixed Income Fund                     Overnight:       Monteagle Fixed Income Fund
                c/o Unified Fund Services, Inc.                                  c/o Unified Fund Services, Inc.
                P.O. Box 6110                                                    431 North Pennsylvania Street
                Indianapolis, Indiana  46206-6110                                Indianapolis, Indiana  46204


      Proper form means your request for a redemption must include:

o        the Fund name and account number,
o        account name(s) and address,
o        the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (800) 459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

Taxes

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe and Rusling Inc. Nashville Capital was formed in 1986 and, as of January 1, 2001, managed assets of approximately $[ ] million for financial institutions.

     The Fund is authorized to pay the investment manager an annual fee equal to 1.15% of net assets up to and including $25 million, 1.10% of net assets from $25 million up to and including $50 million, 0.97% of net assets from $50 million up to and including $100 million, and 0.90% of net assets over $100 million.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      During the period December 20, 1999 (commencement of operations) through August 31, 2000 the Fund paid the investment manager a fee equal to [ ]% of its average daily net assets.


      The investment manager has retained Howe and Rusling, Inc., 120 East Avenue, Rochester, NY 14604, to serve as the adviser to the Fixed Income Fund. The firm was established in 1930 and has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1940. As of January 1, 2001, the firm had approximately $[ ] million in assets under management. The firm serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. It The Howe and Rusling Investment Committee has been primarily responsible for the day-to-day management of the Fund since its inception. Nashville Capital has agreed to pay Howe and Rusling an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25% million up to $50 million, and 0.20% of net assets of $50 million and greater.


The Adviser's Prior Performance


      Howe and Rusling has been managing accounts with investment objectives, policies and strategies substantially similar to those of the Fund since 1990. The performance of those accounts appears below. The data is provided to illustrate past performance of the adviser in managing such accounts, as compared to the Lehman Intermediate Government/Corporate Bond Index. The Howe & Rusling Investment Committee is responsible for the performance of the "Managed Accounts" below as well as the investment management of the Fund.

      The performance of the accounts managed by the adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary.

                            Average Annual Returns**

                            H&R Managed       Lehman Intermediate
                            Accounts*         Gov't/Corp Bond Index*

One year                      _____%             _____%
Three years                   _____%             _____%
Five years                    _____%             _____%
Ten years                     _____%             _____%

      *Average Annual Returns for the periods ended December 31, 1999 for the managed accounts and the Lehman Intermediate Government/Corporate Bond Index are calculated using calculations which differ from the standardized SEC calculation.

                                               Howe & Rusling  Managed  Accounts
                              Growth of $10,000 invested January 1, 1990 to December 31, 1999**
                               [Insert Bar Chart]

      **The adviser's total returns by year were as follows: 1990 7.55%, 1991 15.50%, 1992 8.14%, 1993 10.83%, 1994 -4.32%, 1995 17.80%, 1996 2.03%,
      1997 8.37%, 1998 8.61%, and 1999 -3.07%. The adviser's performance figures reflect the use of time-weighted cash flows and dollar-weighted average annualized total returns for the adviser's accounts having objectives substantially similar to the Fund. For an account to be included in the composite it must be non-taxable, have a value of at least $200,000 and have been managed on a fully discretionary basis for at least 6 months. Other accounts of the adviser are excluded from the composite because the nature of those accounts make them inappropriate for purposes of comparison. Compound annual rates of return are supplementary information that represent the cumulative portfolio return expressed on an annualized basis over the period presented. Performance for periods of less than one year is not annualized. Security valuations are on a trade date basis and accrual accounting is used for interest and dividends. Leverage is not used in the accounts as a form of management. The U.S. dollar is the currency used to express performance. Performance figures reflected are net of all expenses, including transaction costs and commissions, and have been adjusted to reflect the Fund's estimated management fee as it appeared in the Fund's initial Prospectus. Results include the reinvestment interest. Complete performance presentation notes are available from the investment manager on request.

             The Lehman Intermediate Government/Corporate Bond Index returns by year were as follows: 1990 9.17%, 1991 14.63%, 1992 7.17%, 1993 8.78%,
      1994 -1.93%,  1995 15.31%,  1996 4.06%,  1997 7.87%,  1998 8.42%, and 1999
      .39% . Securities in the Lehman Intermediate Government/Corporate Bond Index must have the following: at least one year to final maturity regardless of call features, at least $100 million par amount outstanding, rated investment grade (Baa3 or better), fixed rate,( although it can carry a coupon that steps up or changes according to a predetermined schedule), dollar-denominated and non-convertible, publicly traded, and a U.S. Government or corporate investment grade security. Returns for the Lehman Intermediate Government/Corporate Bond Index assume the reinvestment of dividends and capital gains and do not reflect the deduction of transaction costs or expenses, including management fees.


                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.



Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                                    $  10.00
                                                                 ---------------
Income from investment operations
   Net investment income
   Net realized and unrealized gain
                                                                 ---------------
Total from investment operations
                                                                            0.44
                                                                 ---------------
Less Distributions
  From net investment income
                                                                          (0.38)
                                                                 ---------------
Total distributions
                                                                          (0.38)
                                                                 ---------------
Net asset value, end of period                                          $  10.06
                                                                 ===============

Total Return (a)                                                           4.54%

Ratios and Supplemental Data
Net assets, end of period (000)                                         $ 29,346
Ratio of expenses to average net assets                                1.15% (b)
Ratio of net investment income to average net assets                   3.97% (b)
Portfolio turnover rate                                               58.87% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized




                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at (800) 459-9084 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-09541







                             AmeriPrime Advisors Trust

                        Monteagle Opportunity Growth Fund
                              Monteagle Value Fund
                            Monteagle Large Cap Fund
                           Monteagle Fixed Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 2001

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses of the Monteagle Funds dated January 1, 2001. This SAI incorporates by reference the Funds' Annual Report to Shareholders for the fiscal year ended August 31, 2000 ("Annual Report"). A free copy of the Prospectuses or Annual Report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-441-6978.

TABLE OF CONTENTS                                                          PAGE


DESCRIPTION OF THE TRUST AND THE FUND...........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS..................................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT MANAGER AND ADVISERS ............................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................


FUND SERVICES...................................................................


ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

DESCRIPTION OF THE TRUST AND THE FUNDDESCRIPTION OF THE TRUSTAND THE FUND


      The Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and the Monteagle Fixed Income Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Large Cap Fund are diversified. The Monteagle Opportunity Growth Fund is non-diversified. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment manager to each Fund is Nashville Capital Corporation (the "Manager"). The Monteagle Opportunity Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund commenced operations on December 20, 1999. The Monteagle Large Cap Fund commenced operations on January 18, 2000.


      Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Prior  to  the  public  offering  of  the  Funds,   AmeriPrime   Financial
Securities,  Inc.,  1793 Kingswood  Drive,  Suite 200,  Southlake,  Texas 76092,
purchased  all of the  outstanding  shares  of the  Funds  and may be  deemed to control the Funds. As the controlling shareholder, AmeriPrime Financial Securities, Inc, could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Manager. After the public offering commences, it is anticipated that AmeriPrime Financial Securities, Inc. will no longer control the Funds.

      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus.


      As of December 19, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Opportunity Growth
Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 99.96%.

      As of December 19, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Value Fund: FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100.00%.

      As of December 19, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Large Cap Fund:
FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100.00%.

      As of December 19, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the Monteagle Fixed Income Fund:
FAMCO, Post Office Box 1148, Columbia, Tennessee 38402 - 100.00%.

      As of December 19, FAMCO may be deemed to control the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund as a result of its beneficial ownership of the shares of the Funds. As controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement and sub-advisory agreement with the Manager and each Fund's advisor.

      As of December 19, 2000, the officers and trustees as a group beneficially owned less than 1% of the Funds.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This  section  contains  a  more  detailed   discussion  of  some  of  the
investments the Funds may make and some of the techniques they may use.

      A. Equity Securities. Each Fund (except the Fixed Income Fund) invests in equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's") and rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

      B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Manager (and each adviser) considers corporate debt securities to be of investment grade quality if they are rated A- or higher by Standard & Poor's Corporation ("S&P"), A-3 or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Fund's adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Fund's adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

      C. Municipal Securities. The Fixed Income may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

      The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

      The Fund considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Manager (or the Fund's adviser) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Manager will dispose of the security as soon as practicable (depending on market conditions) unless the Manager determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     D. U.S. Government Securities. Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      E. Mortgage-Backed Securities. The Fixed Income Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fixed Income Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fixed Income Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fixed Income Fund at lower rates of return.

      F. Collateralized Mortgage Obligations (CMOs). The Fixed Income Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

      G. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

      Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

     H. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      I. Asset-Backed and Receivable-Backed Securities. The Fixed Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Fixed Income Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

      J. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Manager in response to requests of broker-dealers or institutional investors which the Manager deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.

      K. Foreign Securities. The Value Fund and Large Cap Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Value Fund may also invest directly in foreign equity securities. The Fixed Income Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Fund's adviser to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks.

      Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

      Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.


      L. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. governmnet ("U.S. Government obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Fund's adviser to be creditworthy.

      M. Option Transactions. Each Fund may engage in option transactions involving individual stocks and bonds as well as stock and bond indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. The Funds will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

      The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

      N. Short Sales. The Value Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

      In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

      2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.   No  Fund  will  purchase  any  security  while  borrowings
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Funds' Prospectus or Statement of Additional Information.

     5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE MANAGER AND ADVISERS

      The Manager. The investment manager to the Funds is Nashville Capital, 209 10th Avenue South, Nashville, TN 37203 (the "Manager"). Sydney and Larry Catlett are the controlling shareholders of the Manager.


      Under the terms of the management agreement (the "Agreement"), the Manager manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Manager a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates:


ASSETS                                                OPPORTUNITY             VALUE             FIXED              LARGE
------                                                -----------             -----             -----              -----
                                                      GROWTH                                    INCOME             CAP
                                                      ------                                    ------             ---
Up to and including $25 million                       1.35%                   1.35%             1.15%              1.25%
From $25 million up to and including                  1.30%                   1.25%             1.10%              1.13%


From $50 million up to and including                  1.18%                   1.10%             0.97%              1.00%

Over $100 million                                     1.10%                   1.00%             0.90%              0.95%

      For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Opportunity Growth Fund paid advisory fees of $[ ]. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Value Fund paid advisory fees of $[ ]. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Fixed Income Fund paid advisory fees of $[ ]. For the period January 18, 2000 (commencement of operations) through August 31, 2000, the Monteagle Large Cap Fund paid advisory fees of $[ ].


      The Manager retains the right to use the name "Monteagle" in connection with another investment company or business enterprise with which the Manager is or may become associated. The Trust's right to use the name "Monteagle" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Manager on ninety days written notice.

      The Manager will pay First Farmers & Merchants National Bank of Columbia, Tennessee ("First Farmers") a fee for assisting the Manager in providing certain supportive administrative services to the Funds. The fee for each Fund will be at an annual rate of 0.10% of the Fund's assets up to $50 million, 0.085% of such assets from $50 million up to $100 million, and 0.075% of such assets in excess of $100 million.

      The Manager may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Manager will pay First Farmers a shareholder servicing fee equal to 0.05% of the assets in each Fund to which First Farmers provides such services. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


      The Advisers. T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co. ("Fitzgerald") is the adviser to the Monteagle Opportunity Growth Fund. Under the terms of the advisory agreement, Fitgerald receives a fee from the Manager computed and accrued daily and paid monthly equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25% million up to $50 million, 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater. Robinson Investment Group, Inc. ("Robinson") is the adviser to the Monteagle Value Fund. Under the advisory agreement, Robinson receives a fee from the Manager computed and accrued daily and paid monthly at an annual rate of 0.60% of net assets up to $25 million, 0.45% of net assets from $25% million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater. Howe and Rushling, Inc. ("H&R") is the adviser to the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund. Under the terms of the advisory agreement, H&R receives a fee from the Manager for the Monteagle Large Cap Fund computed and accrued daily and paid monthly at an annual rate of 0.40% of net assets up to $25 million, 0.30% of net assets from $25% million up to $50 million, and 0.25% of net assets of $50 million and greater. H&R receives a fee from the Manager for the Monteagle Fixed Income Fund computed and accrued daily and paid monthly at an annual rate of 0.30% of net assets up to $25 million, 0.25% of net assets from $25% million up to $50 million, and 0.20% of net assets of $50 million and greater.


      Subject always to the control of the Board of Trustees, each adviser, at its expense, furnishes continuously an investment program for the Fund or Funds for which it acts as adviser Each adviser must use its best judgement to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each adviser makes its officers and employees available to the Manager from time to time at reasonable times to review investment policies and to consult with the Manager regarding the investment affairs of the applicable Fund. Each adviser maintains books and records with respect to the securities transactions and renders to the Manager such periodic and special reports as the Manager or the Trustees may request. Each adviser pays all expenses incurred by it in connection with its activities under the advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------

*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime       Financial
                                                      Securities,    Inc.,   the Fund's  distributor,  from
                                                      1994   through    November 2000;     President    and
                                                      Trustee   of    AmeriPrime Advisors     Trust     and
                                                      AmeriPrime       Insurance Trust.

------------------------------------ ---------------- ----------------------------------------------------------------------

------------------------------------ ---------------- ----------------------------------------------------------------------

*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund

------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for CMS Hartzell, a manufacturer, from April 2000 to
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various positions with Texas Instruments, a technology company,
8505 Forest Lane                                      since 1995, including the following: Program Manager for
MS 8672                                               Semi-Conductor Business Opportunity Management System, 1998 to
Dallas, Texas 75243                                   present; Development Manager for web-based interface, 1999 to
Year of Birth:  1962                                  present; Systems Manager for Semi-Conductor Business Opportunity
                                                      Management System, 1997 to 1998;  Development Manager
                                                      for  Acquisition  Manager, 1996-1997;      Operations
                                                      Manager  for   Procurement Systems, 1994-1997.
==================================== ================ ======================================================================

      The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== ======================= ==================================
                                      Aggregate              Total Compensation
                                      Compensation           from Trust (the Trust is
Name                                  From Trust             not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                              $[     ]                     $[     ]
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                           $[     ]                     $[     ]
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Manager is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Manager seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Manager generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Manager may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Manager is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Manager exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Manager determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Manager's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Manager in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Manager that the review and study of the research and other information will not reduce the overall cost to the Manager of performing its duties to the Funds under the Agreement. Due to research services provided by brokers, the Monteagle Opportunity Growth Fund directed to brokers $[ ] of brokerage transactions (on which commissions were $[ ] during the period December 20, 1999 (commencement of operations) through August 31, 2000. Due to research services provided by brokers, the Monteagle Value Fund directed to brokers $[ ] of brokerage transactions (on which commissions were $[ ] during the period December 20, 1999 (commencement of operations) through August 31, 2000. Due to research services provided by brokers, the Monteagle Fixed Income Fund directed to brokers $0 of brokerage transactions (on which commissions were $0 during the period December 20, 1999 (commencement of operations) through August 31, 2000. Due to research services provided by brokers, the Monteagle Large Cap Fund directed to brokers $15,741,773.41 of brokerage transactions (on which commissions were $14,569.80 during the period January 18, 2000 (commencement of operations) through August 31, 2000.


      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Manager will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.


      When a Fund and another of the Manager 's clients seek to purchase or sell the same security at or about the same time, the Manager may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Manager, taking into account such factors as the size of the individual orders and transaction costs, when the Manager believes an adjustment is reasonable. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Opportunity Growth Fund paid brokerage commissions of $[ ]. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Value Fund paid brokerage commissions of $[ ]. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Fixed Income Fund paid brokerage commissions of $[ ]. For the period January 18, 2000 (commencement of operations) through August 31, 2000, the Monteagle Large Cap Fund paid brokerage commissions of $[ ].


                  The Trust, the Manager, the advisers and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.


      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


INVESTMENT PERFORMANCE

      Each  Fund may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period


      Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The Monteagle Fixed Income Fund's yield for the one month period ended August 31, 2000 was [ ]%.


      Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.


      Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Opportunity Growth Fund's average annual total return was 12.10%. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Value Fund's average annual total return was 16.60%. For the period December 20, 1999 (commencement of operations) through August 31, 2000, the Monteagle Fixed Income Fund's average annual total return was 4.54%. For the period January 18, 2000 (commencement of operations) through August 31, 2000, the Monteagle Large Cap Fund's average annual total return was -0.80%.


      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street M.L. 6118, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.


FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Manager of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Manager equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period December 20, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Opportunity Growth Fund for these accounting services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Value Fund for these accounting services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Fixed Income Fund for these accounting services. For the period January 18, 2000 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Large Cap Fund for these accounting services.

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Manager equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period December 20, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Opportunity Growth Fund for these administrative services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Value Fund for these administrative services. For the period December 20, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Fixed Income Fund for these administrative services. For the period January 18, 2000 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Manager on behalf of the Monteagle Large Cap Fund for these administrative services.


ACCOUNTANTS


      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending August 31, 2001. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


      Unified  Financial  Securities,  Inc.,  1793 Kingswood  Drive,  Suite 200,
Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, may be deemed to be an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


FINANCIAL STATEMENTS


      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended August 31, 2000. The Trust will provide the Annual Report without charge by calling the Fund at (800) 441-6978.






                                                     StoneRidge Funds


Prospectus dated January 1, 2001


StoneRidge Equity Fund
StoneRidge Small Cap Equity Fund
StoneRidge Bond Fund

c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana  46204
(800) 441-6978










The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                     TABLE OF CONTENTS

                                                                            PAGE


StoneRidge Equity Fund..........................................................

StoneRidge Small Cap Equity Fund................................................

StoneRidge Bond Fund............................................................

Fees and Expenses of the Funds..................................................

How To Buy Shares...............................................................

How To Redeem Shares............................................................

Determination of Net Asset Value................................................

Dividends, Distributions and Taxes..............................................

Management of the Fund..........................................................

Financial Highlights............................................................

For More Information..................................................Back Cover

STONERIDGE EQUITY FUND

Investment Objective

      The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term.

Principal Strategies

      The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $2 billion or more) that the Fund's adviser believes will outperform other stocks. In making stock selections, the adviser first uses a proprietary computer ranking system which focuses on earnings, the adviser's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the adviser then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. The Fund will normally invest at least 65% of its assets in equity securities of U.S. companies.

      The Fund may sell a stock if the adviser believes the company's prospects have declined, if the adviser learns negative information about the company's underlying fundamentals, or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund

o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o Volatility risk. Common stocks tend to be more volatile than other investment choices.


o Portfolio turnover risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect performance.


o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

      The Fund may be a suitable investment for:

o    long term investors seeking a Fund with a total return investment strategy

o    investors willing to accept price fluctuations in their investment

o investors who can tolerate the greater risks associated with common stock investments

How the Fund Has Performed

      The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

(Total Return as of December 31)

[insert bar chart]

     During the period shown, the highest return for a quarter was [ ]% ([ ] quarter, 2000; and the lowest return was [ ]% ([ ] quarter, 2000).

Average Annual Total Returns for the periods ended 12/31/00:

                                   One Year                   Since Inception1
                                   --------                   ----------------
The Fund                           [     ]%                       [     ]%
_________ Index                    [     ]%                       [     ]%

1October 1, 1999.

STONERIDGE SMALL CAP EQUITY FUND

Investment Objective

      The investment objective of the StoneRidge Small Cap Equity Fund is capital growth over the long term.

Principal Strategies

      The Fund invests primarily in common stocks of small capitalization U.S. companies (those with a market capitalization between $50 million and $2 billion) that the Fund's adviser believes will outperform other stocks. In making stock selections, the adviser first uses a proprietary computer ranking system which focuses on earnings, the adviser's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the adviser then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. In addition, it is possible that a significant portion of the Fund's portfolio may be invested in initial public offerings (IPOs). The adviser will select IPOs based on the above-described fundamental characteristics of the companies. The Fund will normally invest at least 65% of its assets in equity securities of small capitalization U.S. companies.

      The Fund may sell a stock if the adviser believes the company's prospects have declined, if the adviser learns negative information about the company's underlying fundamentals or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund

o Small company risk. The risks associated with investing in smaller companies include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management depth. These factors could negatively affect the price of the stock and reduce the value of the Fund.

o IPO risk. Most IPOs involve a high degree of risk not normally associated with an investment in more seasoned companies.

o Because most IPOs involve smaller companies, the risk factors described above apply to IPOs.

o Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

o Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

o The IPO market tends to favor certain industry sectors. As a result, the Fund may invest a significant portion of its assets in those favored sectors (such as technology or communications). Companies within a sector may share common characteristics and are likely to react similarly to negative market, regulatory or economic developments. A negative development that affects one stock in a sector could affect the value of all stocks in the Fund's portfolio that are in that sector.

o Liquidity risk. Smaller companies are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.


o Portfolio turnover risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect performance.


o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
      The Fund may be suitable for:

o    long term investors seeking a fund with a growth investment strategy

o    investors willing to accept price fluctuations in their investment

o    investors  who  can  tolerate  the  risks   associated  with  common  stock
     investments

o investors willing to accept the greater market price fluctuations of smaller companies


How the Fund Has Performed

      The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

(Total Return as of December 31)

[insert bar chart]

     During the period shown, the highest return for a quarter was [ ]% ([ ] quarter, 2000; and the lowest return was [ ]% ([ ] quarter, 2000).

Average Annual Total Returns for the periods ended 12/31/00:

                                One Year                   Since Inception1
                                --------                   ----------------
The Fund                        [     ]%                        [     ]%
_________ Index                 [     ]%                        [     ]%

1October 1, 1999.

STONERIDGE BOND FUND

Investment Objective

      The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital.

Principal Strategies

      The Fund invests primarily in a broad range of investment grade fixed income securities. These include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements. The Fund's adviser typically selects intermediate term fixed income securities (those with maturities of three to ten years), based on the available yield at various maturity levels. The Fund will normally invest at least 65 % if its assets in fixed income securities.

Principal Risks of Investing in the Fund

o Interest rate risk. The value of your investment may decrease when interest rates rise.

o Duration risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

o Credit risk. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

o Prepayment and extension risk. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund invests in mortgage-backed securities.

o Government risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.


o Portfolio turnover risk. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect performance.


o The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

      The Fund may be a suitable investment for:

o long term investors seeking a fund with an income and capital preservation strategy

o investors seeking to diversify their holdings with bonds and other fixed income securities

o investors seeking higher potential returns than a money market fund.

o    investors willing to accept price fluctuations in their investments.


How the Fund Has Performed

      The bar chart below shows the Fund's total return for the calendar year ended December 31, 2000. The performance table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.

(Total Return as of December 31)

[insert bar chart]

     During the period shown, the highest return for a quarter was [ ]% ([ ] quarter, 2000; and the lowest return was [ ]% ([ ] quarter, 2000).

Average Annual Total Returns for the periods ended 12/31/00:

                                One Year                   Since Inception1
                                --------                   ----------------
The Fund                        [     ]%                       [     ]%
_________ Index                 [     ]%                       [     ]%

1October 13, 1999.


General

      Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.

      Although it is not a principal strategy, the Equity Fund may invest in initial public offerings (IPOs). The risks of investing in IPOs are described above in connection with the Small Cap Fund

      The investment objective and strategies of any Fund may be changed without shareholder approval.

                         FEES AND EXPENSES OF THE FUNDS

      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.



                                                                                      Small Cap
Shareholder Fees                                                Equity Fund           Equity Fund         Bond Fund
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                     NONE                  NONE                NONE
      Imposed on Purchases

Maximum Deferred Sales Charge (Load)                            NONE                  NONE                NONE
Redemption Fee                                                  NONE                  NONE                NONE

                                                                                      Small Cap
Annual Fund Operating Expenses                                  Equity Fund           Equity Fund         Bond Fund
 (expenses that are deducted from Fund assets)
Management Fee                                                  0.60%                  1.00 %             0.40 %
Distribution and/or Service (12b-1) Fees                        None                   None               None
Other Expenses                                                  1.84%                  0.78%              0.53%
Total Annual Fund Operating Expenses                            2.44%                  1.78%              0.93%
Fee Waiver 1                                                    1.54%                  0.53%              0.28%
Net Expenses                                                    0.90%                  1.25%              0.65%

1The Funds' adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2001 to maintain "Net Expenses" as follows: Equity Fund, 0.90 %; Small Cap Equity Fund, 1.25 %; Bond Fund, 0.65%

Example:
-------

      This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     Equity Fund        Small Cap Equity Fund       Bond Fund
                     -----------        ---------------------       ---------


1 Year                 $95                     $131                    $68

3 Years                $626                    $523                    $275

5 Years                $1,183                  $939                    $500

10 Years               $2,700                  $2,100                  $1,144

                                HOW TO BUY SHARES

Initial Purchase

      The minimum initial investment in each Fund is $10,000 ($2,000 for qualified retirement accounts and medical savings accounts. The minimum initial investment in each Fund is $1,000 for shareholders participating in the continuing automatic investment plan. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail

      You may make your initial investment by following these steps:

o complete and sign the investment application form which accompanies this Prospectus;

o    draft a check made payable to the appropriate Fund;

o    mail the application and check to:


U.S. Mail:  StoneRidge Funds               Overnight:        StoneRidge Funds
            c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
            P.O. Box 6110                          431 North Pennsylvania Street
            Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204


By Wire

      You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) 441-6978 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: StoneRidge Funds
         D.D.A.#  821 602 935
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

      You must mail a signed application to Firstar Bank, N.A., the Funds' custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of any Fund (subject to a minimum $1,000) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o    your name

o    the name of your account(s),

o    your account number(s),

o    the name of the Fund

o a check made payable to the Fund Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

      Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

      Each Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:


U.S. Mail: StoneRidge Funds                Overnight:  StoneRidge Funds
           c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
           P.O. Box 6110                          431 North Pennsylvania Street
           Indianapolis, Indiana  46206-6110        Indianapolis, Indiana  46204


      "Proper form" means your request for a redemption must include:

o    the Fund name and account number,

o    account name(s) and address,

o    the dollar amount or number of shares you wish to redeem.

      This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      By Telephone - You may redeem any part of your account in a Fund by calling the transfer agent at (800) 441-6978. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Funds may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 441-6978. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

      Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

      The StoneRidge Equity and Small Cap Equity Funds typically distribute substantially all of their net investment income in the form of dividends to its shareholders annually. The StoneRidge Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes its net long term capital gains and its net short term capital gains annually. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Funds may be eligible in part for the dividends received deduction for corporations.

Taxes


      In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution.


      Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

      StoneRidge Investment Partners, LLC, 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, serves as investment adviser to the Funds. In this capacity, StoneRidge Investment Partners is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and managing the Funds' business affairs. StoneRidge Investment Partners, LLC was formed in 1999. Each Fund is authorized to pay the adviser an annual fee as follows:

Equity Fund, 0.60 %; Small Cap Equity Fund, 1.00 %;Bond Fund, 0.40

      A team of investment professionals is responsible for the day-to-day management of the Equity Fund and the Small Cap Equity Fund. This team is comprised of the following individuals:

Joseph E. Stocke, CFA Mr. Stocke, a managing director and co-founder of the adviser, was Chief Investment Officer and head of equity investment at Meridian Investment Company. Mr. Stocke has over 16 years of investment experience and was with Meridian from 1983 to 1999.

Philip H. Brown II, CFA Mr. Brown is a managing director and co-founder of the adviser. Prior to co-founding the adviser, Mr. Brown was President of Meridian Investment Company where, in addition to his responsibilities as president, he had portfolio management and analytical responsibilities for equity portfolios. He was with Meridian from 1983 to 1999 and has over 28 years of investment experience.

Lester Rich, CFA Mr. Rich, a managing director and co-founder of the adviser, was an equity portfolio manager at Meridian Investment Company. Mr. Rich has over 16 years of investment experience and was with Meridian from 1990 until 1999.

Daniel H. Cook Mr. Cook, a managing director and co-founder of the adviser, was an equity portfolio manager at Meridian Investment Company. Mr. Cook was with Meridian from 1986 to 1999 and has over 13 years of investment experience.

David M. Killian Mr. Killian is responsible for the day-to-day management of the Bond Fund. Prior to joining the adviser in 1999, he was Vice President and fixed income portfolio manager for First Union National Bank, where he managed nearly $1 billion for individual clients. Mr. Killian joined First Union in 1993 and has seven years of investment experience.


      During the period October 1, 1999 (commencement of operations) through August 31, 2000 the StoneRidge Equity Fund and the StoneRidge Small Cap Equity Fund paid the adviser a fee equal to [ ]% and [ ]% of its average daily net assets, respectively. During the period October 13, 1999 (commencement of operations) through August 31, 2000 the StoneRidge Bond Fund paid the adviser a fee equal to [ ]% of its average daily net assets.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Funds' financial performance since their inceptions. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the applicable Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

StoneRidge Bond Fund

For the period October 13, 1999 (commencement of operations) through August 31, 2000

Selected Per Share Data

Net asset value, beginning of period                                   $   10.00
                                                             -------------------
Income from investment operations
   Net investment income

                                                                            0.52

   Net realized and unrealized loss
                                                                          (0.02)

                                                             -------------------
Total from investment operations
                                                                            0.50

                                                             -------------------
Less distributions
   From net investment income
                                                                          (0.52)

   From net realized gain                                                   0.00
                                                             -------------------
   Total distributions

                                                                          (0.52)

                                                             -------------------
Net asset value, end of period                                         $    9.98
                                                             ===================

Total Return                                                           5.21% (a)

Ratios and Supplemental Data



Net assets,  end of period (000) $18,852 Ratio of expenses to average net assets
0.65%  (b)  Ratio  of  expenses  to  average  net  assets  before   waivers  and
reimbursements  0.93% (b) Ratio of net  investment  income to average net assets
5.88% (b) Ratio of net investment income to average

   net assets before waivers and reimbursements                               5.59% (b)
Portfolio turnover rate                                                     156.53% (b)

(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized

StoneRidge Equity Fund

For the period October 1, 1999 (commencement of operations) through August 31, 2000

Selected Per Share Data

Net asset value, beginning of period                                   $   10.00
                                                            --------------------
Income from investment operations
   Net investment income                                                    0.03
   Net realized and unrealized gain                                         3.66
                                                            --------------------
Total from investment operations                                            3.69
                                                            --------------------
Less Distributions

   From net investment income                                             (0.01)
   From net realized gain                                                   0.00
                                                            --------------------
Total distributions                                                       (0.01)
                                                            --------------------

Net asset value, end of period                                         $   13.68
                                                            ====================

Total Return                                                          36.93% (a)

Ratios and Supplemental Data



Net assets,  end of period  (000) $5,813 Ratio of expenses to average net assets
0.90%  (b)  Ratio  of  expenses  to  average  net  assets  before   waivers  and
reimbursements  2.44% (b) Ratio of net  investment  income to average net assets
0.26% (b) Ratio of net investment income to average

   net assets before waivers and reimbursements                           (1.28)% (b)
Portfolio turnover rate                                                   139.22% (b)

(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized

StoneRidge Small Cap Equity Fund

For the period October 1, 1999 (commencement of operations) through August 31, 2000

Selected Per Share Data

Net asset value, beginning of period                                   $   10.00
                                                            --------------------
Income from investment operations
   Net investment income (loss)                                           (0.09)
   Net realized and unrealized gain
                                                            --------------------
Total from investment operations
                                                                            7.15

                                                            --------------------
Less Distributions

   From net investment income                                             (0.01)
   From net realized gain                                                 (0.13)
                                                            --------------------
Total Distributions                                                       (0.14)
                                                            --------------------


Net asset value, end of period                                         $   17.01
                                                            ====================

Total Return                                                          71.94% (a)

Ratios and Supplemental Data



Net assets,  end of period (000) $19,047 Ratio of expenses to average net assets
1.25%  (b)  Ratio  of  expenses  to  average  net  assets  before   waivers  and
reimbursements  1.78% (b) Ratio of net  investment  income to average net assets
(0.70)% (b) Ratio of net investment income to average

   net assets before waivers and reimbursements                            (1.23)% (b)
Portfolio turnover rate                                                    253.91% (b)

(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized

                              For More Information

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.
Shareholder  reports  contain  management's  discussion  of  market  conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (800) 441-6978 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.


      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act #811-09541


                            AmeriPrime Advisors Trust

                             StoneRidge Equity Fund

                        StoneRidge Small Cap Equity Fund

                              StoneRidge Bond Fund

                       STATEMENT OF ADDITIONAL INFORMATION



                                 January 1, 2001

      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AmeriPrime Advisors Trust dated January 1, 2001. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-800-441-6978.



TABLE OF CONTENTS                                                          PAGE


DESCRIPTION OF THE TRUST AND THE FUND..........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................



INVESTMENT LIMITATIONS.........................................................

THE INVESTMENT ADVISER.........................................................

TRUSTEES AND OFFICERS..........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................

DETERMINATION OF SHARE PRICE...................................................

INVESTMENT PERFORMANCE.........................................................

CUSTODIAN......................................................................

FUND SERVICES..................................................................

ACCOUNTANTS....................................................................

DISTRIBUTOR....................................................................

FINANCIAL STATEMENTS...........................................................

DESCRIPTION OF THE TRUST AND THE FUND

      The StoneRidge Equity Fund, StoneRidge Small Cap Equity Fund and StoneRidge Bond Fund (each a "Fund" or collectively, the "Funds") were organized as diversified series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is StoneRidge Investment Partners, LLC (the "Adviser"). The StoneRidge Equity Fund and the StoneRidge Small Cap Equity Fund commenced operations on October 1, 1999. The StoneRidge Bond Fund commenced operations on October 13, 1999.

      Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.



      Prior to the public offering of the Funds, Highcrest Partners, L.P. (an affiliate of the Funds' adviser), 3421 Saint Davids Road, Newtown Square, PA 19073, purchased all of the outstanding shares of the Equity fund and the Small Cap Equity Fund and may be deemed to control those Funds. As the controlling shareholder, Highcrest Partners, LP would control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the adviser. After the public offering commences, it is anticipated that Highcrest Partners, LP will no longer control the Funds.



      As of December 7, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Equity Fund:
Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, 2390 East Camelback Road, #240, Phoenix, Arizona 85016 - 73.40%; Philip H. Brown, 101 Grandview Road, Springfield, Pennsylvania 19064 - 7.27% ; and StoneRidge Investment Partners , LLC, 7 Great Valley Parkway, #290, Malvern, Pennsylvania 19355 - 6.34%.

      As of December 7, 2000, StoneRidge Equity Fund: Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund may be deemed to control the StoneRidge Equity Fund as a result of its beneficial ownership of the shares of the Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

      As of December 7, 2000, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Equity Fund.

      As  of  December  7,  2000,  the  following   persons  may  be  deemed  to
beneficially  own five percent (5%) or more of the  StoneRidge  Small Cap Equity
Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104 - 46.69%; First Union National Bank TTEE FBO Newspaper & Magazine Employee, 1525 West Harris Boulevard, Charlotte, North Carolina - 22.17%; Saint Vincent's Medical Center Foundation, Inc., 2800 Main Street, Bridgeport, Connecticut 06606 - 10.95%; and Joseph E. Stocke, 1086 West King Road, #F-213, Malvern, Pennsylvania 19355 - 6.30%.

      As of December 7, 2000, Charles Schwab & Co. may be deemed to control the StoneRidge Small Cap Equity Fund as a result of its beneficial ownership of the shares of the Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

      As of December 7, 2000, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Small Cap Equity Fund.

      As of December 7, 2000, the following persons may be deemed to beneficially own five percent (5%) or more of the StoneRidge Bond Fund: Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 -Core Fund, 2390 East Camelback Road, #240, Phoenix, Arizona 85016 - 99.57%.

      As of December 7, 2000, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 -Core Fund may be deemed to control the StoneRidge Bond Fund as a result of its beneficial ownership of the shares of the Fund. As a controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

      As of December 7, 2000, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the StoneRidge Bond Fund.



      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This  section  contains  a  more  detailed   discussion  of  some  of  the
investments the Funds may make and some of the techniques they may use.

      A. Equity Securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's"), rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

      B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Equity Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

      C. Municipal Securities. The Bond Fund may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

      The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

      The Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Equity Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not will invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

     D. U.S. Government Securities.  U.S. government securities may be backed by
        ---------------------------
the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      E. Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid.
Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Bond Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Bond Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Bond Fund at lower rates of return.



      F. Collateralized Mortgage Obligations (CMOs). The Bond Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.



      G. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

      Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

     H. Financial  Service  Industry  Obligations.  Financial  service  industry
        ------------------------------------------
obligations include among others, the following:


         (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits.  Time deposits are non-negotiable deposits maintained in
         --------------
a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      I. Asset-Backed and Receivable-Backed Securities. Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

      J. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.



      K. Foreign Securities. The Equity Fund and Small Cap Equity Fund may invest in foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Bond Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Adviser to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.



      L. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. governmnet ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued
        --------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  No Fund will invest 25% or more of its total assets in a
        --------------
particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.   No  Fund  will  purchase  any  security  while  borrowings
        ----------
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4.  Options.  The Funds will not purchase or sell puts,  calls,  options or
        ---------
straddles.


     5. Illiquid Investments.  The Funds will not invest in securities for which
        --------------------
there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

      The investment adviser to the Funds is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, (the "Adviser"). Joseph E. Stocke, CFA, Philip H. Brown II, Lester Rich, CFA and Daniel H. Cook are the controlling members of the Adviser.



      Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Equity Fund, 1.00%; StoneRidge Bond Fund, 0.40%. The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2001 to maintain each Fund's total operating expenses as follows:
Equity Fund, 0.90 %; Small Cap Equity Fund, 1.25 %; Bond Fund, 0.65%. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the StoneRidge Equity Fund paid advisory fees of $[ ] to the Advisor. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the StoneRidge Small Cap Equity Fund paid advisory fees of $[ ] to the Advisor. For the period October 13, 1999 (commencement of operations) through August 31, 2000, the StoneRidge Bond Fund paid advisory fees of $[ ] to the Advisor.



      The Adviser retains the right to use the name "StoneRidge" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "StoneRidge" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.



         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.





==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime  Financial
                                                      Securities,    Inc.,   the Fund's  distributor,  from
                                                      1994   through    November 2000;     President    and
                                                      Trustee   of    AmeriPrime Advisors     Trust     and
                                                      AmeriPrime Insurance Trust.

------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for Clarion Technologies, a manufacturer of
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various positions with Texas Instruments, a technology company,
8505 Forest Lane                                      since 1995, including the following: Program Manager for
MS 8672                                               Semi-Conductor Business Opportunity Management System, 1998 to
Dallas, Texas 75243                                   present; Development Manager for web-based interface, 1999 to
Year of Birth:  1962                                  present; Systems Manager for Semi-Conductor Business Opportunity
                                                      Management System, 1997 to
                                                      1998;  Development Manager
                                                      for  Acquisition  Manager,
                                                      1996-1997;      Operations
                                                      Manager  for   Procurement
                                                      Systems, 1994-1997.



==================================== ================ ======================================================================


      The compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.







==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 from Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                              $[     ]                     $[     ]
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                           $[     ]                     $[     ]
==================================== ======================= ==================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.



      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement. Due to research services provided by brokers: the StoneRidge Equity Fund directed to brokers $17,784,580 of brokerage transactions (on which commissions were $19,143) during the period October 1, 1999 (commencement of operations) through August 31, 2000; the StoneRidge Small Cap Equity Fund directed to brokers $62,231,972 of brokerage transactions (on which commissions were $210,566) during the period October 1, 1999 (commencement of operations) through August 31, 2000; and the StoneRidge Bond Fund directed to brokers $11,219,000 of brokerage transactions (on which commissions were $3,726) during the period October 13, 1999 (commencement of operations) through August 31, 2000.



      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. StoneRidge Investment Partners, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

      When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.



      For the period October 1, 1999 (commencement of operations ) through August 31, 2000, the StoneRidge Equity Fund paid brokerage commissions of $[ ]. For the period October 1, 1999 (commencement of operations ) through August 31, 2000, the StoneRidge Small Cap Equity Fund paid brokerage commissions of $[ ]. For the period October 13, 1999 (commencement of operations ) through August 31, 2000, the StoneRidge Bond Fund paid brokerage commissions of $[ ].

      The Trust, the Advisor and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.



DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.



INVESTMENT PERFORMANCE

      Each  Fund may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period



      Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The StoneRidge Bond Fund's yield for the one month period ended August 31, 2000 was [ ]%.


      Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.



      Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the StoneRidge Equity Fund's average annual total return was 36.93%. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the StoneRidge Small Cap Equity Fund's average annual total return was 71.94%. For the period October 13, 1999 (commencement of operations) through August 31, 2000, the StoneRidge Bond Fund's average annual total return was 5.21%.



      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.



FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period October 1, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Advisor on behalf of the StoneRidge Equity Fund for these accounting services. For the period October 1, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Advisor on behalf of the StoneRidge Small Cap Equity Fund for these accounting services. For the period October 13, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Advisor on behalf of the StoneRidge Bond Fund for these accounting services.

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period October 1, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Adviser on behalf of the StoneRidge Equity Fund for these administrative services. For the period October 1, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Adviser on behalf of the StoneRidge Small Cap Equity Fund for these administrative services. For the period October 13, 1999 (commencement of operations) through August 31, 2000, Unified received $[ ] from the Adviser on behalf of the StoneRidge Bond Fund for these administrative services.



ACCOUNTANTS



      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending August 31, 2001. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.



DISTRIBUTOR



      Unified  Financial  Securities,  Inc.,  1793 Kingswood  Drive,  Suite 200,
Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, may be deemed to be an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.



FINANCIAL STATEMENTS



      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended August 31, 2000. The Trust will provide the Annual Report without charge by calling the Fund at (800) 441-6978.



PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)      Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iv) Copies of Amendments No. 3-5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (b) By-laws. Registrant's By-laws, which were filed as an Exhibit to Registrant's Registration Statement, are hereby incorporated by reference.

     (c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)      Investment Advisory Contracts.

     (i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

     (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
incorporated by reference.

     (xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (xii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (xiv) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge
Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvi) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xviii) Registrant's Proposed Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xix) Registrant's Proposed Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xx) Registrant's Proposed Management Agreement with iExchange Investment Advisory Services LLC for the iExchange New Economy Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xxi) Registrant's Proposed Management Agreement with Capital Cities Asset Management, Inc. for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

(e)      Underwriting Contracts.

     (i)   Registrant's   Underwriting   Agreement  with  AmeriPrime   Financial
Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iii) Amended Exhibit A to Underwriting Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(f)      Bonus or Profit Sharing Contracts.  None.

(g)      Custodian Agreements.

     (i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Amended Appendix B to Custodian Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(h)      Other Material Contracts.  None.

(i)      Legal Opinion.

     (i) Opinion of Brown, Cummins & Brown Co., L.P.A. , which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

     (ii) Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)      Other Opinions.

         (i)      Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)      Omitted Financial Statements.  None.

     (l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)      Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

     (ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.


(iii) Form of Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the
MutualMinds.com   Funds),   which  was  filed  as  an  Exhibit  to  Registrant's
Post-Effective Amendment No. 12, is hereby incorporated by reference.


     (iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund will be supplied.

(n)      Rule 18f-3 Plan.  None.

(o)      Reserved.

(p)  Codes of Ethics. Copy of Registrant's Code of Ethics, which was filed as an
     Exhibit  to  Registrant's   Post-Effective  Amendment  No.  12,  is  hereby
     incorporated by reference.

(q)      Powers of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(iii)Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(iv) Power of Attorney for the Treasurer, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds


As of December 7, 2000, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 73.40% of the StoneRidge Equity Fund and 99.57% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

As of December 19, 2000, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, and the Monteagle Fixed Income Fund and 99.96% of the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.


Item 25. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
     indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser.

(i) Stoneridge has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

(i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

(ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

     (c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

(i)  Robinson has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

     (d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

(i) Howe and Rusling has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

     (e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

(i) Fitzgerald has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

     (f) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.

(i)  AExpert has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director ofAExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

     (g) Cloud, Neff & Associates,  Inc. ("Cloud,  Neff"),  606 Park Tower, 5314
South  Yale,  Tulsa,   Oklahoma  74135,  adviser  to  the  Cloud,  Neff  Capital
Appreciation Fund, is a registered investment adviser.

(i) Cloud, Neff has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

     (h) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser.

(i)  Paragon has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

     (i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

(i)  Riccardi has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

     (j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange New Economy Fund, is a registered investment adviser.

(i) Interactive has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Interactive is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-59750).

     (k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.

(i) Capital Cities has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-45494).

Item 27. Principal Underwriters


(a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter"). Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, Avalon Funds, Inc., Industry Leaders Fund, the Julius Baer Investment Funds, the Kenwood Funds, Labrador Mutual Fund, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, the Rockland Funds Trust, Securities Management & Timing Funds, Sparrow Funds, the TANAKA Funds, Inc., Threshold Advisor Funds, Inc. and The Unified Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).


(c)      Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 28th day of December, 2000.

                                                       AmeriPrime Advisors Trust

                                                     By:    /s/
                                                        Donald S. Mendelsohn
                                                        Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                                     *By:    /s/
Kenneth D. Trumpfheller,*                                 Donald S. Mendelsohn
President and Trustee                                     Attorney-in-Fact

Richard Wright,*                                   December 28, 2000
Trustee

Mark Muller,*
Trustee

Robert A. Chopyak*
Treasurer and Chief Financial Officer

                                  EXHIBIT INDEX

1. Consent of Counsel..............................................EX-99.23.i.ii
2. Consent of Accountant...........................................EX-99.23.j